Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Exempt Parties in Interest Transactions	RELATED PARTY TRANSACTIONS AND EXEMPT PARTIES IN INTEREST TRANSACTIONS
Certain Plan investments are shares of common stock of the Company. As of December 31, 2025 and 2024, the Plan held 1,560,280 and 1,759,651 shares of Alliant Energy Corporation common stock with a cost basis of $55,166,382 and $59,262,940, and fair value of $101,433,825 and $104,065,789, respectively. In 2025, the Plan recorded dividend income of $3,350,016 from investments in common stock of the Company. These transactions qualify as exempt party-in-interest transactions.

Certain Plan investments are shares of mutual funds managed by an affiliate of the Trustee and Recordkeeper, and therefore, these transactions qualify as exempt party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held 2,455,324 and 1,811,893 shares of Fidelity Investments Money Market Government Portfolio fund with a fair value of $2,455,324 and $1,811,893, respectively.

Certain of the investment options offered under the Self-Managed Brokerage Accounts are funds managed by an affiliate of Fidelity Brokerage Services, LLC, the service provider of the Self-Managed Brokerage Accounts and therefore, these transactions qualify as exempt party-in-interest transactions. Certain of the investment options offered under the Self-Managed Brokerage Accounts were funds managed by Charles Schwab & Co., the former service provider of the Self-Managed Brokerage Accounts and therefore, these transactions qualified as exempt party-in-interest transactions.

Notes receivable from participants transactions also qualify as exempt party-in-interest transactions.

In addition, JPMorgan Chase Bank, N.A. serves as custodian for the underlying assets of the synthetic guaranteed investment contracts held by the Plan. The underlying assets are funds managed by JPMorgan Chase Bank, N.A. and therefore, these transactions qualify as exempt party-in-interest transactions.
NONEXEMPT PARTIES IN INTEREST TRANSACTIONS
The Company remitted a January 2024 participant contribution of $89.29 to the trustee on January 31, 2024, which was later than required by Department of Labor (DOL) Regulation 2510.3‑102. In 2025, the Company filed a Form 5330 with the IRS and paid the required excise tax on the transaction. In addition, the Company credited the participant account with the amount of investment income that would have been earned had the participant contribution been remitted on a timely basis.